Income taxes - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax asset
Tax loss carried forward	$ 3,783	$ 5,058
Allowance for compensated absence	23	23
Deferred income tax asset before valuation allowance	3,806	5,081
Less: valuation allowance	(721)	(1,287)
Deferred income tax asset after valuation allowance	3,085	3,794
Deferred income tax liability
Fixed assets	(531)	(595)
Total deferred income tax liability	(531)	(595)
Net deferred income tax assets	$ 2,554	$ 3,199